Current and deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Deferred Tax Assets	Deferred tax assets
The balance comprises temporary differences attributable to:

	December 31, 2022	December 31, 2021

Acquisition of subsidiaries	1,409	1,687
Temporary differences	827	283
Others	228	75

Total deferred tax liabilities	2,464	2,045

	December 31, 2022	December 31, 2021
Loss allowances for financial assets	270	75
Bonus provision	1,712	750
Lease	392	366
Share-based compensation (i)	3,130	3,224
Hyperinflationary adjustments	37	89
Tax loss (ii)	10,513	6,445
Others (iii)	1,656	1,623

Total deferred tax assets	17,710	12,572

(i)	Mainly related to RSU amounts that are treated as temporary differences until the instrument is vested.
(ii)
Tax losses increase is driven mainly by the current investment position of the Brazilian operations. These amounts are expected to be offset in the foreseeable future. In Brazil, tax losses are not subject to statute of limitation and ought to be used observing the limits established by the local tax legislation.

(iii)
Most of the amounts appointed as Others in the deferred tax assets reconciliation correspond to temporary differences arising from operations carried out in Brazil. It refers to provision for sales commission, unrealized exchange variation, adjustments for operations marked to market (MTM), and provision for payment of suppliers. The remainder portion refers to a miscellaneous of items scattered in concepts determined by local tax laws in Argentina, Brazil, Chile, and Colombia.

Summary of Movement on Deferred Tax Assets
The movement on deferred tax assets balance is as
follows:

Movements	Loss allowances for financial assets	Bonus provision	Lease	Share-based compensation	Hyperinflationary adjustments	Tax Loss	Other	Total
At December 31, 2020	124	655	108	185	99	427	576	2,174

(Charged)/Credited to profit and loss (i)	(49)	95	258	2,852	(10)	6,018	1,047	10,211
To equity	—	—	—	187	—	—	—	187

At December 31, 2021	75	750	366	3,224	89	6,445	1,623	12,572

(Charged)/Credited to profit and loss (i)	195	962	26	(152)	(52)	4,068	33	5,080
To equity	—	—	—	58	—	—	—	58

At December 31, 2022	270	1,712	392	3,130	37	10,513	1,656	17,710

(i)	The differences between the amounts shown in the table above and the statements of profit or loss correspond to exchange rate variation.

Summary of Movement on Deferred Tax Liabilities
The movement on deferred tax liabilities balance is
as
follows:

Movements	Goodwill	Customer relationship	Intellectual property	Others	Total
At December 31, 2020	187	325	219	—	731

Acquisition of subsidiaries (i)	—	1,424	65	59	1,548
Charged/(Credited) to profit and loss	96	(285)	(61)	16	(234)

At December 31, 2021	283	1,464	223	75	2,045

Charged/(Credited) to profit and loss	544	(218)	(60)	153	419

At December 31, 2022	827	1,246	163	228	2,464

(i)	The impact of deferred tax liabilities due to acquisition of subsidiaries increases the goodwill on the acquisition date.

Summary of Income Tax Expense	Income Tax expense

	December 31, 2022	December 31, 2021	December 31, 2020
Current tax
Current tax on profits for the year	(877)	(1,646)	(4,904)

	(877)	(1,646)	(4,904)

Deferred income tax
Decrease in deferred tax	4,902	11,118	616

	4,902	11,118	616
Income tax	4,025	9,472	(4,288)

Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution	Reconciliation of benefit (expenses) of income tax and social contribution

	December 31, 2022	December 31, 2021	December 31, 2020

Profit (Loss) before income tax	(56,444)	(69,986)	3,463

Tax at the Brazilian tax rate of 34% (i)	19,191	23,795	(1,177)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Technological innovation incentive law ( Lei do bem ) (ii)	—	—	661
Restricted stock units	1,398	451	—
Equity result	329	(1,232)	1,122
Difference to presumed tax regime	—	(1,047)	(317)
Stock option	(53)	(87)	(598)
Unrecognized deferred tax assets (iii)	(9,465)	(8,438)	(1,753)
Tax rate reconciliation (i)	(6,381)	(3,945)	(1,050)
Other net differences	(994)	(25)	(1,176)

Income tax and social contribution for the year	4,025	9,472	(4,288)

Effective rate - %	(7.13%)	(13.53%)	(123.82%)

(i)
The tax expense was determined based on the Brazilian corporate income tax (CIT) rate considering that, currently, the Group’s biggest operation is in Brazil. This table reconciles the expected income tax expense, computed by applying the combined Brazilian tax rate of
34
%, to the actual income tax expense. The Group’s combined Brazilian tax rate includes the corporate income tax at a 25% rate and the social contribution on net profits at a 9% rate. Differences between local income tax rates to the Brazilian income tax rate were allocated to “Tax rate reconciliation”. Apart from Brazil, the Group’s biggest operations are in Argentina, the US and Colombia, which CIT rates in 2022 were 35%, 21% and 35%, respectively. Nonetheless, the result represents an incremental tax expense because some of non-Brazilian
operations were loss making, therefore reducing the consolidated earnings before income tax.

(ii)
Benefit related to the inclusion of research and development (technological innovation) expenses in the income tax basis for year 2020 as provided for by Law No. 11.196/05 - known as
Lei do Bem
. For 2021 and 2022, considering that VTEX Brasil was in a loss position, the R&D benefit did not apply.

(iii)
Unrecognized deferred tax assets correspond to the tax benefit related to future utilization of net operating losses of certain operations, mainly the United States and the United Kingdom. In those cases, the deferred tax asset was not recognized due to the lack of expectation of utilization of such net operating losses in the foreseeable future. The balance of the accumulated net operating losses of the Group’s US operations totaled US$55,780 on December 31, 2022 and US$25,963 on December 31, 2021, or a total tax benefit of approximately US$11,714 and US$5,452, respectively, taking into account the current US corporate income tax rate of
21
%. The balance of the accumulated net operating losses of the Group’s UK operation totaled US$46,463 on December 31, 2022 and US$21,889 on December 31, 2021, or a total tax benefit of approximately US$9,398 and US$4,159
, respectively
,
taking into account the current UK corporate income tax rate of 19%.